Note 16 - Segmented Information	12 Months Ended
Nov. 30, 2024
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
16.	Segmented Information

The Company conducts its business in the acquisition, exploration and development of mineral properties as two operating segments, with U.S. GoldMining being one distinct operating segment, and all other subsidiaries, or "Others" being the second operating segment. The Company operates in five principal geographical areas: Canada (country of domicile), Brazil, United States, Colombia and Peru.

The Company's total non-current assets, total liabilities and operating loss by geographical location are detailed below:

	Total non-current assets
	As at November 30,	As at November 30,
	2024	2023
	($)	($)
Canada	54,308	59,488
Colombia	31,414	30,139
Brazil	11,936	13,977
Peru	7,470	7,135
United States	2,517	2,412
Total	107,645	113,151

	Total operating loss
	For the year ended
	November 30, 2024	November 30, 2023
	($)	($)
Canada	14,288	10,868
United States	7,506	9,882
Brazil	1,961	2,932
Colombia	1,483	1,355
Peru	338	237
Total	25,576	25,274

The Company's total assets, liabilities, operating loss and net loss for its two operating segments, U.S. GoldMining and others are detailed below:

	Total assets		Total liabilities
	As at November 30,	As at November 30,	As at November 30,	As at November 30,
	2024	2023	2024	2023
	($)	($)	($)	($)
U.S. GoldMining(1)	8,707	18,862	1,319	1,272
Others(2)	112,254	118,016	4,481	3,193
Total	120,961	136,878	5,800	4,465

	For the year ended November 30, 2024			For the year ended November 30, 2023
	U.S. GoldMining(1)	Others(2)	Total	U.S. GoldMining(1)	Others(2)	Total
	($)	($)	($)	($)	($)	($)
Expenses
Consulting fees	12	404	416	18	307	325
Depreciation	219	112	331	55	147	202
Directors' fees, employee salaries and benefits	462	1,935	2,397	344	1,827	2,171
Exploration expenses	8,009	2,453	10,462	6,828	1,882	8,710
General and administrative	1,989	6,326	8,315	3,059	4,418	7,477
Professional fees	989	1,026	2,015	2,249	1,584	3,833
Share-based compensation	269	2,029	2,298	497	2,790	3,287
Share of loss on investment in associate	-	1,458	1,458	-	116	116
Share of loss on investment in joint venture	-	70	70	-	40	40
Impairment of exploration and evaluation assets	-	74	74	-	1,809	1,809
Recovery on the receipt of mineral property option payments	-	(2,260)	(2,260)	-	(2,696)	(2,696)
	11,949	13,627	25,576	13,050	12,224	25,274
Operating loss	(11,949)	(13,627)	(25,576)	(13,050)	(12,224)	(25,274)

Other items
Dividend income	-	-	-	-	856	856
Unrealized loss on long-term investments	-	-	-	-	(180)	(180)
Loss on modification of margin loan	-	-	-	-	(422)	(422)
Interest income	598	112	710	577	80	657
Other income (loss)	(18)	(23)	(41)	(14)	38	24
Financing costs	(19)	(30)	(49)	-	(1,266)	(1,266)
Net foreign exchange gain (loss)	(4)	(287)	(291)	(1)	57	56
Net loss for the year before taxes	(11,392)	(13,855)	(25,247)	(12,488)	(13,061)	(25,549)
Current income tax expense	(7)	(1,925)	(1,932)	(7)	7	-
Deferred income tax expense	-	(168)	(168)	-	(4,900)	(4,900)
Net loss for the year before taxes	(11,399)	(15,948)	(27,347)	(12,495)	(17,954)	(30,449)

(1) Consists of U.S. GoldMining Inc. and its wholly owned subsidiary US GoldMining Canada Inc.

(2) Others consists of GoldMining Inc. and all of its subsidiaries, excluding U.S. GoldMining Inc. and US GoldMining Canada.